Income Taxes (Details) - CNY (¥)			12 Months Ended			36 Months Ended
	Jan. 02, 2022	Mar. 16, 2007	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Tax rate	25.00%		25.00%
Withholding income tax rate			10.00%
Operating loss carryforwards (in Yuan Renminbi)			¥ 27,509,816
Net operating loss carryforwards (in Yuan Renminbi)			4,690,987	6,581,225
Valuation allowance (in Yuan Renminbi)			¥ 1,537,116	3,688,042
Enterprise Income Tax Law [Member]
Income Taxes (Details) [Line Items]
Tax rate		25.00%
PRC Income Tax [Member]
Income Taxes (Details) [Line Items]
Tax rate			15.00%
Income tax reduction percentage			40.00%
According to Taxation [2019] [Member]
Income Taxes (Details) [Line Items]
Taxable income (in Yuan Renminbi)				1,000,000			¥ 3,000,000
According to Taxation [2019] [Member] | Minimum [Member]
Income Taxes (Details) [Line Items]
Taxable income (in Yuan Renminbi)				¥ 1,000,000
Preferential tax rate				2.50%
According to Taxation [2019] [Member] | Maximum [Member]
Income Taxes (Details) [Line Items]
Taxable income (in Yuan Renminbi)				¥ 3,000,000
Preferential tax rate				10.00%
According to Taxation [2022] [Member]
Income Taxes (Details) [Line Items]
Taxable income (in Yuan Renminbi)			¥ 1,000,000
According to Taxation [2022] [Member] | Minimum [Member]
Income Taxes (Details) [Line Items]
Taxable income (in Yuan Renminbi)			¥ 1,000,000
Preferential tax rate			2.50%
According to Taxation [2022] [Member] | Maximum [Member]
Income Taxes (Details) [Line Items]
Taxable income (in Yuan Renminbi)			¥ 3,000,000
Preferential tax rate			5.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Tax rate			16.50%	16.50%	16.50%
Withholding income tax rate			5.00%
Ownership [Member] | Hong Kong [Member]
Income Taxes (Details) [Line Items]
Dividend percentage			25.00%
Forecast [Member]
Income Taxes (Details) [Line Items]
Taxable income (in Yuan Renminbi)						¥ 3,000,000